Commitments and Contingencies - Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2018
Loss Contingencies [Line Items]
Net income (loss)	$ 44,475	$ 100,143	$ 17,656
Net operating cash flow	353,814	371,221	$ 160,186
Working capital deficit	(398,000)
Current portion of long-term debt	$ 586,892	$ 485,069
Newbuildings [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Undergoing conversions/upgrades				$ 671,000
Unused borrowing capacity				$ 437,000